DERIVATIVE INSTRUMENTS - Additional information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018 lb oz $ / oz	Dec. 31, 2019 item t	Dec. 31, 2019 lb	Dec. 31, 2019 oz	Dec. 31, 2019 USD ($)
Disclosure of derivative instruments
Strike price of put options at the time of purchasing | $ / oz	1,230
Strike price of call options at the time of selling | $ / oz	1,300
Foreign exchange forward contracts
Disclosure of derivative instruments
Amount hedged per month | $					$ 20.0
Average foreign exchange rate | item		1.34
Purchased put options [Member]
Disclosure of derivative instruments
Strike price of copper price option contracts | oz	2.50
Selling call options [Member]
Disclosure of derivative instruments
Strike price of copper price option contracts | lb	3.00
Copper price option contracts [Member]
Disclosure of derivative instruments
Quantity of production		21,600	47,600,000
Gold price option contracts [Member]
Disclosure of derivative instruments
Quantity of production | oz				192,000